Related Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended		3 Months Ended		12 Months Ended		16 Months Ended
	Jan. 13, 2021	Mar. 13, 2019	Mar. 07, 2019	Feb. 26, 2019	Nov. 29, 2017	Nov. 21, 2017	Apr. 30, 2019	Jan. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2019	Dec. 31, 2018
Golden Gate Capital [Member]
Related Party Transaction [Line Items]
Management fee payable									$ 100,000	$ 100,000	$ 500,000	$ 400,000		$ 300,000
Reimbursement payable									0	0	0	100,000		100,000
Unpaid balance									0	0		500,000		0
Balance outstanding											0
Acquisition expenses												600,000
Board Of Director [Member]
Related Party Transaction [Line Items]
Reimbursement payable									0	0	0	0		0
Unpaid balance									0	0	0	0		0
Directors fee payable									100,000	100,000	500,000	500,000		500,000
Accounts receivable outstanding												0		$ 0
Expenses incurred												300,000
Crescent Acquisition Corp
Related Party Transaction [Line Items]
Aggregate amount private placement												7,000,000
Loan from related party									$ 2,303,304	47,956	$ 169,257	454,757
Notes payable amended date									Nov. 06, 2018		Nov. 06, 2018
Repayment of loans from related party		$ 300,000								121,692	$ 290,457	333,063
Administrative expenses paid by related party									$ 2,927,318		624,013	454,757
Advance from related party									2,303,798		493	$ 121,694
Crescent Acquisition Corp | Maximum
Related Party Transaction [Line Items]
Loan from related party						$ 300,000
Crescent Acquisition Corp | Class A | Common Stock
Related Party Transaction [Line Items]
Sale of units in initial public offering, Shares												25,000,000
Crescent Acquisition Corp | Administrative Expense
Related Party Transaction [Line Items]
Repayment of loans from related party									$ 623,520		$ 623,520	$ 333,063
Crescent Acquisition Corp | Founder Shares
Related Party Transaction [Line Items]
Proceeds from issuance of common stock													$ 25,000
Holding period of shares for completion of initial business combination					1 year
Number of trading period for transfer of shares					20 days
Number of consecutive trading period for transfer of shares					30 days
Crescent Acquisition Corp | Founder Shares | Minimum
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares					150 days
Crescent Acquisition Corp | Founder Shares | Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares					$ 12.00
Crescent Acquisition Corp | Founder Shares | Class F
Related Party Transaction [Line Items]
Sale of units in initial public offering, Shares					8,625,000
Proceeds from issuance of common stock					$ 25,000
Number of shares surrendered								1,437,500
Shares outstanding					7,187,500
Shares subject to forfeiture to the extent that over-allotment option is not exercised by the underwriters					937,500
Crescent Acquisition Corp | Founder Shares | Class F | Option
Related Party Transaction [Line Items]
Shares outstanding									6,250,000		6,250,000	6,250,000
Forfeiture of shares							937,500
Crescent Acquisition Corp | Sponsor
Related Party Transaction [Line Items]
Loan from related party													$ 118,323
Monthly expense for office space, utilities, administrative and support services to affiliate			$ 10,000
Crescent Acquisition Corp | Sponsor | Accounts Payable and Accrued Expenses
Related Party Transaction [Line Items]
General and administrative expenses payable									$ 24,000	30,000	$ 0	$ 60,000
Crescent Acquisition Corp | Sponsor | Administrative Expense
Related Party Transaction [Line Items]
General and administrative expenses incurred									$ 24,000	$ 30,000	$ 120,000	$ 98,065
Crescent Acquisition Corp | Sponsor | Private Placement Warrant
Related Party Transaction [Line Items]
Aggregate number of shares issued									7,000,000		7,000,000
Exercise price of warrants									$ 1.00		$ 1.00
Proceeds of private placement warrants									$ 5,000,000		$ 5,000,000
Option to purchase additional warrants expired							750,000
Crescent Acquisition Corp | Sponsor | Private Placement Warrant | Class A
Related Party Transaction [Line Items]
Exercise price of warrants									$ 11.50		$ 11.50
Crescent Acquisition Corp | Sponsor | IPO and Private Placement
Related Party Transaction [Line Items]
Amount held in trust account									$ 250,000,000		$ 250,000,000
Crescent Acquisition Corp | Crescent | Forward Purchase Agreement
Related Party Transaction [Line Items]
Number of forward purchase units	2,500,000			5,000,000
Forward purchase units description	The Forward Purchase Agreement was subsequently amended on January 13, 2021 which resulted in Crescent Capital Group Holdings LP committing to purchase 2,500,000 Forward Purchase Units, for $10.00 per unit, or an aggregate amount of $25,000,000.			One share of the Company's Class A common stock (such shares of Class A common stock to be issued pursuant to the Forward Purchase Agreement, the "Forward Purchase Shares") and one-third of one warrant to purchase one share of the Company's Class A common stock (such warrants to be issued pursuant to the Forward Purchase Agreement
Crescent Acquisition Corp | Crescent | Forward Purchase Warrants | Forward Purchase Agreement
Related Party Transaction [Line Items]
Exercise price of warrants	$ 10.00			$ 10.00
Aggregate amount private placement	$ 25,000,000			$ 50,000,000